Transaction-Related Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Transaction-Related Costs
ACQUISITIONS

TexStar Rich Gas System Transaction. On August 4, 2014, contemporaneously with the closing of the Holdings Transaction, TexStar contributed to us the TexStar Rich Gas System through a contribution of TexStar’s equity interest in the entities that own the TexStar Rich Gas System (the “Contribution”). In exchange for the Contribution, we paid $80 million in cash, assumed $100 million of debt (which was immediately repaid through our Term Loan Agreement (as defined in Note 6)) and issued 14,633,000 Class B Convertible Units (the “Class B Convertible Units”). The TexStar Rich Gas System consists of a cryogenic processing plant, located in Bee County, Texas, and joint venture ownership in natural gas gathering and residue pipelines across the core producing areas extending from Dimmit to Karnes Counties, Texas in the liquids-rich window of the Eagle Ford Shale region. These pipelines are operated under split-capacity arrangements within joint venture arrangements with Targa Pipeline Partners LP (see Note 13).

The amount of the consideration paid over TexStar’s net book value of the assets received and liabilities assumed of the TexStar Rich Gas System was recorded as a reduction to partners’ capital as summarized as follows (in thousands):

Consideration paid (1)		$404,414
Current assets		$1,295
Property, plant and equipment, net		255,220
Investments in joint ventures(2)		152,050
Total assets contributed		408,565
Total liabilities assumed (3)		(102,776)
Net identifiable assets contributed		$305,789
Consideration paid in excess of net assets contributed		$98,625
Allocation of reduction to partners' capital:
Common limited partner interest	$45,420
Class B Convertible limited partner interest	27,925
Subordinated limited partner interest	23,308
General Partner interest	1,972
Total reduction to partners' capital		$98,625

(1) This amount was calculated as follows: $80 million of cash plus 14,633,000 Class B Convertible Units at an issue price of $22.17, the closing price of the Partnership’s common units on August 4, 2014.
(2) Significant assets acquired through the TexStar Rich Gas System Transaction include equity interests in three joint ventures. See Note 13.
(3) This amount includes $100 million of debt assumed.

Onyx Pipelines Acquisition. On March 6, 2014, our subsidiary, Southcross Nueces Pipelines LLC, acquired natural gas pipelines near Corpus Christi, Texas and contracts related to these pipelines from Onyx Midstream, LP and Onyx Pipeline Company (collectively, “Onyx”) for $38.6 million in cash, net of certain adjustments as provided in the purchase agreement.

The pipelines transport natural gas to two power plants in Nueces County, Texas under fixed-fee contracts that extend through 2029 and include an option to extend the agreements by an additional term of up to ten years. The contracts were renegotiated in connection with the acquisition; therefore, we considered these contracts to be assumed at fair market value.

The fair values of the property, plant and equipment were based upon assumptions related to expected future cash flows, discount rates and asset lives using currently available information. We utilized a mix of the cost, income and market approaches to determine the estimated fair values of such assets. The fair value measurements and models were classified as non-recurring Level 3 measurements.
We performed our assessment of the fair value of the assets acquired and liabilities assumed, and the consideration given was considered equal to the fair value of net assets acquired. As a result, no goodwill was recorded. The assessment was finalized during the second quarter of 2014 and there were no subsequent changes to the preliminary balances recorded.
The fair value of the assets acquired and liabilities assumed related to the Onyx purchase price was as follows (in thousands):

Purchase Price—Cash	$38,636
Current assets	$730
Property, plant and equipment	39,413
Total assets acquired	40,143
Current liabilities assumed	(1,407)
Other liabilities assumed	(100)
Net identifiable assets acquired	$38,636

Unaudited Pro Forma Financial Information for Onyx Pipelines Acquisition. The following unaudited pro forma financial information for the three months ended March 31, 2014 assumes that the acquisition of pipelines from Onyx occurred on January 1, 2013 and includes adjustments for income from operations, including depreciation and amortization, as well as the effects of financing the transaction (in thousands, except unit information):

Three Months Ended
March 31, 2014
Total revenue	$214,240
Net loss	(1,397)
Net loss attributable to common unitholders	(1,115)
Net loss per common unit (basic and diluted)	(0.06)
Net loss attributable to subordinated unitholders	(745)
Net loss per subordinated unit (basic and diluted)	(0.06)
The unaudited pro forma information is not necessarily indicative of what our statements of operations would have been if the transaction had occurred on that date, or what the financial position or results from operations will be for any future periods. For the period from March 6, 2014 through March 31, 2014, the Onyx pipelines business contributed $0.3 million in revenues and $0.1 million in net income to our statements of operations.
Texoz Acquisition. On November 21, 2014, we completed the acquisition of a natural gas gathering system in McMullen County, Texas (the “Texoz System”) from LT Gathering, LLC for $5.4 million in cash, net of certain adjustments as provided in the purchase agreement (the “Texoz Acquisition”). The Texoz System consists of eight miles of gathering pipelines within two miles of our existing rich gas pipeline network and services customers under acreage dedication contracts. Due to the immaterial amount of this transaction, no pro-forma financial information has been presented.
Holdings Drop-Down Acquisition. On May 7, 2015, we completed the 2015 Holdings Acquisition pursuant to a Purchase, Sale and Contribution Agreement among Holdings, TexStar Midstream Utility, LP, Frio LaSalle Pipeline, LP (“Frio”), us and certain of our subsidiaries. The acquired assets consist of the Valley Wells System, the Compression Assets and two NGL pipelines that were under construction at the time of the transaction (and that are now operational). Total consideration for the assets was $15.0 million in cash and 4.5 million new common units, valued as of the date of closing, issued to Holdings equating to $77.6 million. We also assumed the remaining capital expenditures for the completion of the NGL pipelines that were under construction.

The Valley Wells System is located in the Eagle Ford Shale region, in La Salle County, Texas. The system has sour gas treating capacity of approximately 100 MMcf/d and is supported by a 35 MMcf/d minimum volume commitment. The system is connected to our rich gas system for transport and processing. The assets acquired in the 2015 Holdings Acquisition include over 50,000 horsepower of compression capability that serve both the Valley Wells and Lancaster gathering systems located primarily in Dimmit, Frio and LaSalle counties. The NGL pipelines, which were completed in June 2015, include a Y-grade pipeline that connects our Woodsboro processing facility to Holdings’ Robstown fractionator (“Robstown”) and a propane pipeline from our Bonnie View fractionator to Robstown.

Because of the common control aspects in the 2015 Holdings Acquisition, the 2015 Holdings Acquisition was deemed a transaction between entities under common control and, as such, was accounted for on an “as if pooled” basis for all periods which common control existed (which began on August 4, 2014). The Partnership’s financial results retrospectively include the financial results of the Valley Wells System and Compression Assets for all periods ending after August 4, 2014, the date of the Holdings Transaction. The acquired NGL pipelines were accounted for as an asset acquisition and will be included in the historical financial statements, and before May 7, 2015. The consolidated net assets associated with the Valley Wells System and Compression Assets as of March 31, 2015 were $88.8 million and are presented in the consolidated balance sheet of the Partnership. As a carve-out transaction, the 2015 Holdings Acquisition has no cash accounts. As such, accounts receivable and accounts payable, along with certain other assets and liabilities that would be settled in cash, were the rights and obligations of Holdings as of March 31, 2015. Given their nature and the fact that carve-out financial statements are meant to represent an entity’s operations as if it had existed as of the time common control occurred, we have presented these amounts as third-party receivables and payables.

Pooling of Interests. As noted above, the 2015 Holdings Acquisition was between commonly controlled entities which required that we account for the acquisitions in a manner similar to a pooling of interests. As a result, the historical financial statements of the Partnership and the Valley Wells System and Compression Assets have been combined to reflect the historical operations, financial position and cash flows from the date common control began on August 4, 2014. Revenues and net income for the previously separate entities and the combined amounts for the three months ended March 31, 2015, are as follows (in thousands):

Three Months Ended March 31, 2015
Partnership revenues	$180,549
Valley Wells System and Compression Assets revenue(1)	5,389
Combined revenues	$185,938

Partnership net income	$(10,751)
Valley Wells System and Compression Assets net loss(1)	(3,154)
Combined net income	$(13,905)

(1) Results are fully reflected in the Partnership's results of operations for the three months ended March 31, 2015.

ACQUISITIONS
TexStar Rich Gas System Transaction. On August 4, 2014, contemporaneously with the closing of the Holdings Transaction, TexStar contributed to us certain gathering and processing assets (the “TexStar Rich Gas System”), through a contribution of TexStar’s equity interest in the entities that own the TexStar Rich Gas System (the “Contribution”) to us. In exchange for the Contribution, we paid $80 million in cash, assumed $100 million of debt (which was immediately repaid through our Term Loan Agreement (as defined in Note 8)) and issued 14,633,000 Class B Convertible Units (the “Class B Convertible Units”). The TexStar Rich Gas System consists of a cryogenic processing plant, located in Bee County, Texas, and joint venture ownership in natural gas gathering and residue pipelines across the core producing areas extending from Dimmit to Karnes Counties, Texas in the liquids-rich window of the Eagle Ford Shale region. These pipelines are operated under split-capacity arrangements within joint venture arrangements with Atlas Pipeline Partners, L.P.
The amount of the consideration paid over TexStar’s net book value of the assets received and liabilities assumed of the TexStar Rich Gas System is recorded as a reduction to partners’ capital as summarized as follows (in thousands):

Consideration paid(1)		$404,414
Current assets		$1,295
Property, plant and equipment, net		255,220
Investments in joint ventures(2)		152,050
Total assets contributed		408,565
Total liabilities assumed(3)		(102,776)
Net identifiable assets contributed		$305,789
Consideration paid in excess of net assets contributed		$98,625
Allocation of reduction to partners' capital:
Common limited partner interest	$45,420
Class B Convertible limited partner interest	27,925
Subordinated limited partner interest	23,308
General Partner interest	1,972
Total reduction to partners' capital		$98,625
____________________________________________________________________________
(1) This amount was calculated as follows: $80 million of cash plus 14,633,000 Class B Convertible Units at an issue price of $22.17, the closing price of the Partnership’s common units on August 4, 2014.
(2) Significant assets acquired through the TexStar Rich Gas System Transaction include equity interests in three joint ventures. See Note 16.
(3) This amount includes $100 million of debt assumed.

Onyx Pipelines Acquisition. On March 6, 2014, our subsidiary, Southcross Nueces Pipelines LLC, acquired natural gas pipelines near Corpus Christi, Texas and contracts related to these pipelines from Onyx Midstream, LP and Onyx Pipeline Company (collectively, “Onyx”) for $38.6 million in cash, net of certain adjustments as provided in the purchase agreement.

The pipelines transport natural gas to two power plants in Nueces County, Texas under fixed-fee contracts that extend through 2029 and include an option to extend the agreements by an additional term of up to ten years. The contracts were renegotiated in connection with the acquisition; therefore, we consider these contracts to be assumed at fair market value.

The fair values of the property, plant and equipment are based upon assumptions related to expected future cash flows, discount rates and asset lives using currently available information. We utilized a mix of the cost, income and market approaches to determine the estimated fair values of such assets. The fair value measurements and models have been classified as non-recurring Level 3 measurements.
We performed our assessment of the fair value of the assets acquired and liabilities assumed, and the consideration given was considered equal to the fair value of net assets acquired. As a result, no goodwill was recorded. The assessment was finalized during the second quarter of 2014 and there were no changes to the preliminary balances previously recorded.
The fair value of the assets acquired and liabilities assumed related to the Onyx purchase price was as follows (in thousands):

Purchase Price—Cash	$38,636
Current assets	$730
Property, plant and equipment	39,413
Total assets acquired	40,143
Current liabilities assumed	(1,407)
Other liabilities assumed	(100)
Net identifiable assets acquired	$38,636

Unaudited Pro Forma Financial Information for Onyx Pipelines Acquisition. The following unaudited pro forma financial information for the year ended December 31, 2013 and the year ended December 31, 2014 assumes that the acquisition of pipelines from Onyx occurred on January 1, 2013 and includes adjustments for income from operations, including depreciation and amortization, as well as the effects of financing the transaction (in thousands, except unit information):

	Year Ended December 31,
	2014	2013
Total revenue	$843,376	$639,104
Net loss	(31,400)	(18,306)
Net loss attributable to common unitholders	(20,211)	(9,934)
Net loss per common unit (basic and diluted)	(0.85)	(0.68)
Net loss attributable to subordinated unitholders	(8,373)	(9,678)
Net loss per subordinated unit (basic and diluted)	(0.69)	(0.79)

The unaudited pro forma information is not necessarily indicative of what our statements of operations would have been if the transaction had occurred on that date, or what the financial position or results from operations will be for any future periods. For the year ended December 31, 2014, the Onyx pipelines business contributed $4.2 million in revenues and $1.3 million in net income to our statements of operations.
Texoz Acquisition. On November 21, 2014, we completed the acquisition of a natural gas gathering system in McMullen County, Texas (the “Texoz System”) from LT Gathering, LLC for $5.4 million in cash, net of certain adjustments as provided in the purchase agreement (the “Texoz Acquisition”). The Texoz System consists of eight miles of gathering pipelines within two miles of our existing rich gas pipeline network and services customers under acreage dedication contracts. Due to the immaterial amount of this transaction, no pro-forma financial information was disclosed in this report.
Holdings Drop-Down Acquisition. On May 7, 2015, we completed the 2015 Holdings Acquisition pursuant to a Purchase, Sale and Contribution Agreement among Holdings, TexStar Midstream Utility, LP, Frio LaSalle Pipeline, LP (“Frio”), us and certain of our subsidiaries. The acquired assets consist of the Valley Wells System, Compression Assets and two NGL pipelines that were under construction at the time of the transaction (and that are now operational). Total consideration for the assets was $15.0 million in cash and 4.5 million new common units, valued as of the date of closing, issued to Holdings equating to $77.6 million. We also assumed the remaining capital expenditures for the completion of the NGL pipelines that were under construction.

The Valley Wells System is located in the Eagle Ford Shale region, in La Salle County, Texas. The system has sour gas treating capacity of approximately 100 MMcf/d and is supported by a 35 MMcf/d minimum volume commitment. The system is connected to our rich gas system for transport and processing. The assets acquired in the 2015 Holdings Acquisition include over 50,000 horsepower of compression capability that serve both the Valley Wells and Lancaster gathering systems located primarily in Dimmit, Frio and LaSalle counties. The NGL pipelines, which were completed in June 2015, include a Y-grade pipeline that connects our Woodsboro processing facility to Holdings’ Robstown fractionator (“Robstown”) and a propane pipeline from our Bonnie View fractionator to Robstown.
Because of the common control aspects in the 2015 Holdings Acquisition, the 2015 Holdings Acquisition was deemed a transaction between entities under common control and, as such, was accounted for on an “as if pooled” basis for all periods which common control existed (which began on August 4, 2014). The Partnership’s financial results retrospectively include the financial results of the Valley Wells System and Compression Assets for all periods ending after August 4, 2014, the date of the Holdings Transaction, and before May 7, 2015. The consolidated net assets associated with the Valley Wells System and Compression Assets as of December 31, 2014 were $77.3 million and are presented in the consolidated balance sheet of the Partnership. The acquired NGL pipelines were accounted for as an asset acquisition and will be included in the historical financial statements beginning on May 7, 2015. As a carve-out transaction, the 2015 Holdings Acquisition has no cash accounts. As such, accounts receivable and accounts payable, along with certain other assets and liabilities that would be settled in cash, were the rights and obligations of Holdings as of December 31, 2014. Given their nature and the fact that carve-out financial statements are meant to represent an entity’s operations as if it had existed as of the time common control occurred, we have presented these amounts as third-party receivables and payables.
Pooling of Interests. As noted above, the 2015 Holdings Acquisition was between commonly controlled entities which required that we account for the acquisitions in a manner similar to a pooling of interests. As a result, the historical financial statements of the Partnership and the Valley Wells System and Compression Assets have been combined to reflect the historical operations, financial position and cash flows from the date common control began on August 4, 2014. Revenues and net income for the previously separate entities and the combined amounts for the year ended December 31, 2014, are as follows (in thousands):

Year Ended December 31, 2014
Partnership revenues	$842,728
Valley Wells System and Compression Assets revenue(1)	5,785
Combined revenues	$848,513

Partnership net loss	$(31,322)
Valley Wells System and Compression Assets net loss(1)	(6,409)
Combined net loss	$(37,731)
_________________________________
(1) Results are fully reflected in the Partnership's results of operations for the year ended December 31, 2014.
TRANSACTION-RELATED COSTS
During the year ended December 31, 2014, we recognized $9.9 million of transaction-related costs in connection with the Onyx acquisition, the Holdings Transaction, the TexStar Rich Gas System Transaction and the Texoz Acquisition, which are recorded in operations and maintenance and general and administrative expenses. For the year ended December 31, 2014, these costs include (a) $7.2 million related to the accelerated vesting of the LTIP awards (as defined in Note 5) due to the change in control as further discussed in Note 14, (b) $1.7 million of advisory, audit and legal fees, (c) $0.6 million of charges associated with employees’ severance, (d) $0.3 million related to professional fees associated with the Onyx acquisition and the Texoz Acquisition and (e)$0.1 million related to the accelerated vesting of the Southcross Energy LLC equity equivalent units due to the change in control as further discussed in Note 14. We expect to incur additional costs relating to integration and other activities throughout 2015.